Debt (Tables) (Linn Energy, LLC [Member])	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012
Linn Energy, LLC [Member]
Debt Instrument [Line Items]
Summary of Outstanding Debt
Note 6 – Debt
The following summarizes debt outstanding:

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,335	$1,335	$1,180	$1,180
11.75% senior notes due 2017	41	44	41	44
9.875% senior notes due 2018	14	15	14	15
6.50% senior notes due May 2019	750	782	750	755
6.25% senior notes due November 2019	1,800	1,834	1,800	1,802
8.625% senior notes due 2020	1,300	1,433	1,300	1,414
7.75% senior notes due 2021	1,000	1,069	1,000	1,061
Less current maturities	—	—	—	—
	6,240	$6,512	6,085	$6,271
Unamortized discount	(46)		(47)
Total debt, net of discount	$6,194		$6,038

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.96% and 1.97% at March 31, 2013, and December 31, 2012, respectively.

The following summarizes debt outstanding:

	June 30, 2013		December 31, 2012
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,435	$1,435	$1,180	$1,180
11.75% senior notes due 2017	—	—	41	44
9.875% senior notes due 2018	14	15	14	15
6.50% senior notes due May 2019	750	730	750	755
6.25% senior notes due November 2019	1,800	1,708	1,800	1,802
8.625% senior notes due 2020	1,300	1,362	1,300	1,414
7.75% senior notes due 2021	1,000	999	1,000	1,061
Less current maturities	—	—	—	—
	6,299	$6,249	6,085	$6,271
Unamortized discount	(43)		(47)
Total debt, net of discount	$6,256		$6,038

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.95% and 1.97% at June 30, 2013, and December 31, 2012, respectively.

The following summarizes debt outstanding:

	September 30, 2013		December 31, 2012
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,705	$1,705	$1,180	$1,180
11.75% senior notes due 2017	—	—	41	44
9.875% senior notes due 2018	—	—	14	15
6.50% senior notes due May 2019	750	717	750	755
6.25% senior notes due November 2019	1,800	1,692	1,800	1,802
8.625% senior notes due 2020	1,300	1,347	1,300	1,414
7.75% senior notes due 2021	1,000	1,001	1,000	1,061
Less current maturities	—	—	—	—
	6,555	$6,462	6,085	$6,271
Unamortized discount	(42)		(47)
Total debt, net of discount	$6,513		$6,038

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.93% and 1.97% at September 30, 2013, and December 31, 2012, respectively.

The following summarizes debt outstanding:

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value (1)	Carrying Value	Fair Value (1)
	(in millions, except percentages)

Credit facility (2)	$1,180	$1,180	$940	$940
11.75% senior notes due 2017	41	44	41	46
9.875% senior notes due 2018	14	15	14	16
6.50% senior notes due May 2019	750	755	750	742
6.25% senior notes due November 2019	1,800	1,802	—	—
8.625% senior notes due 2020	1,300	1,414	1,300	1,406
7.75% senior notes due 2021	1,000	1,061	1,000	1,036
Less current maturities	—	—	—	—
	6,085	$6,271	4,045	$4,186
Unamortized discount	(47)		(51)
Total debt, net of discount	$6,038		$3,994

(1)
The carrying value of the Credit Facility is estimated to be substantially the same as its fair value. Fair values of the senior notes were estimated based on prices quoted from third-party financial institutions.

(2)	Variable interest rates of 1.97% and 2.57% at December 31, 2012, and December 31, 2011, respectively.